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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.2010
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-11905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven M. Mullooly
       ------------------
Title: CCO
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ Steven M. Mullooly       New York, New York                1/24/2011
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                         ---------------------------
Form 13F Information Table Entry Total:                          111
                                         ---------------------------
Form 13F Information Table Value Total:                        6,867
                                         ---------------------------
                                               (thousands)

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
3M Co.                         COM            88579Y101   208353  2414290 SH       Sole              293640         2120650
AT&T Inc.                      COM            00206R102   160162  5451380 SH       Sole             1187880         4263500
Abbott Laboratories            COM            002824100   167757  3501500 SH       Sole                             3501500
Altria Group Inc.              COM            02209S103    30525  1239860 SH       Sole             1239860
Annaly Capital Management Inc. COM            035710409      287    16000 SH       Sole               16000
Archer Daniels Midland Co.     COM            039483102    31564  1049350 SH       Sole                             1049350
Arrow Electronics Inc.         COM            042735100    96193  2808550 SH       Sole                             2808550
Avnet Inc.                     COM            053807103    97460  2950650 SH       Sole                3400         2947250
BCE Inc.                       COM            05534B760      207     5850 SH       Sole                5850
Bank of America Corp.          COM            060505104    78973  5920000 SH       Sole                             5920000
Boeing Co.                     COM            097023105   136710  2094850 SH       Sole              396500         1698350
BorgWarner Inc.                COM            099724106   225912  3122050 SH       Sole                1750         3120300
Bristol-Myers Squibb Co.       COM            110122108   190126  7179970 SH       Sole             1127170         6052800
Bunge Ltd.                     COM            G16962105    85563  1305900 SH       Sole                             1305900
CVB Financial Corp.            COM            126600105      108    12450 SH       Sole               12450
Canadian National Railway Co.  COM            136375102    75746  1139550 SH       Sole                             1139550
Canadian Pacific Railway Ltd.  COM            13645T100   109657  1691970 SH       Sole                 800         1691170
Chevron Corp.                  COM            166764100    35213   385900 SH       Sole              385900
Chubb Corp.                    COM            171232101   196597  3296400 SH       Sole                             3296400
Citigroup Inc.                 COM            172967101   135983 28749000 SH       Sole                            28749000
ConocoPhillips                 COM            20825C104   236492  3472720 SH       Sole              535220         2937500
Covidien Plc.                  COM            G2554F105   186323  4080670 SH       Sole                             4080670
Dominion Resources Inc.        COM            25746U109    32039   749980 SH       Sole              749980
E.I. DuPont de Nemours & Co.   COM            263534109    35684   715400 SH       Sole              715400
Eli Lilly & Co.                COM            532457108    30224   862560 SH       Sole              862560
Enerplus Corp                  COM            292766102     1061    34400 SH       Sole               34400
Fluor Corp.                    COM            343412102   141979  2142750 SH       Sole                             2142750
General Electric Co.           COM            369604103    25648  1402280 SH       Sole             1402280
Genuine Parts Co.              COM            372460105    31803   619460 SH       Sole              619460
Goldman Sachs Group Inc.       COM            38141G104    76942   457550 SH       Sole                              457550
HCP Inc.                       COM            40414L109    26894   731010 SH       Sole              731010
Health Care REIT Inc.          COM            42217K106    25363   532390 SH       Sole              532390
Heinz H.J. Co.                 COM            423074103    29021   586750 SH       Sole              586750
Hewlett-Packard Co.            COM            428236103   129485  3075650 SH       Sole                             3075650
ITT Corp.                      COM            450911102   179420  3443100 SH       Sole                             3443100
Intel Corp.                    COM            458140100    31605  1502850 SH       Sole             1502850
JP Morgan Chase & Co.          COM            46625H100   166026  3913850 SH       Sole                             3913850
Johnson & Johnson              COM            478160104   191508  3096330 SH       Sole              494730         2601600
Kimberly-Clark Corp.           COM            494368103   200721  3184020 SH       Sole              481170         2702850
Kraft Foods Inc.               COM            50075N104   208432  6614800 SH       Sole              973500         5641300
Microsoft Corp.                COM            594918104   222480  7971350 SH       Sole             1005450         6965900
Nextera Energy Inc             COM            65339F101    31602   607850 SH       Sole              607850
Orascom Construction Industrie COM            68554N106     1270    25925 SH       Sole               25925
Pfizer Inc.                    COM            717081103     6552   374200 SH       Sole              374200
Philip Morris International In COM            718172109    30607   522920 SH       Sole              522920
Travelers Cos. Inc.            COM            89417E109    25466   457120 SH       Sole              457120
United Technologies Corp.      COM            913017109   185700  2359000 SH       Sole                             2359000
Verizon Communications Inc.    COM            92343V104   201961  5644510 SH       Sole             1009610         4634900

Vermillion Energy Inc          COM            923725105      242     5150 SH       Sole                5150
Walt Disney Co.                COM            254687106   200617  5348350 SH       Sole                             5348350
ABB Ltd. (ADR)                 ADR            000375204   153726  6847500 SH       Sole              617300         6230200
Alstom S.A. (ADR)              ADR            021244207    95526 19575000 SH       Sole                            19575000
Anglo American PLC (ADR)       ADR            03485P201   129869  4973933 SH       Sole                             4973933
AstraZeneca PLC (ADR)          ADR            046353108    26888   582120 SH       Sole              582120
Bayer AG (ADR)                 ADR            072730302   195974  2671400 SH       Sole                             2671400
British American Tobacco PLC ( ADR            110448107     2595    33400 SH       Sole               33400
Chunghwa Telecom Co. Ltd. (ADR ADR            17133Q106      215     8500 SH       Sole                8500
Companhia Energetica de Minas  ADR            204409601     1137    68550 SH       Sole               68550
Companhia Siderurgica Nacional ADR            20440W105     2397   143800 SH       Sole              143800
Diageo PLC (ADR)               ADR            25243Q205   182945  2461250 SH       Sole              401900         2059350
Gazprom OAO (ADR)              ADR            368287207   136300  5357700 SH       Sole                             5357700
HSBC Holdings PLC (ADR)        ADR            404280406    27692   542550 SH       Sole              542550
Itau Unibanco S.A. (ADR)       ADR            465562106     2199    91600 SH       Sole               91600
Nestle S.A. (ADR)              ADR            641069406   165908  2820600 SH       Sole                             2820600
Nokia Corp. (ADR)              ADR            654902204    17506  1696350 SH       Sole             1696350
Novartis AG (ADR)              ADR            66987V109     2741    46500 SH       Sole               46500
PetroChina Co. Ltd. (ADR)      ADR            71646E100   206984  1574142 SH       Sole              176870         1397272
Roche Holdings Ltd. (ADR)      ADR            771195104      213     5800 SH       Sole                5800
Taiwan Semiconductor Man. Co.  ADR            874039100      219    17500 SH       Sole               17500
Telefonica S.A. (ADR)          ADR            879382208     1652    24150 SH       Sole               24150
Teva Pharmaceutical Industries ADR            881624209    79754  1529900 SH       Sole                             1529900
Total S.A. (ADR)               ADR            89151E109     1441    26950 SH       Sole               26950
Unilever N.V. (ADR)            ADR            904784709   220087  7009150 SH       Sole             1104800         5904350
Vodafone Group PLC (ADR)       ADR            92857W209   200422  7580270 SH       Sole             1237270         6343000
BHP Billiton Ltd.              COM            Q1498M100     2912    61950 SH       Sole               61950
Foster's Group Ltd.            COM            Q3944W187     1931   331000 SH       Sole              331000
Ramsay Health Care Ltd.        COM            Q7982Y104     1121    61000 SH       Sole               61000
Sonic Healthcare Ltd.          COM            Q8563C107     1050    86850 SH       Sole               86850
BOC Hong Kong Holdings Ltd.    COM            Y0920U103     1928   566500 SH       Sole              566500
HSBC Holdings PLC              COM              6158163     1553   151483 SH       Sole              151483
Stella International Holdings  COM            g84698102     1259   631500 SH       Sole              631500
PT Bank Rakyat Indonesia       COM            Y0697U112     1655  1420000 SH       Sole             1420000
Credit Suisse Group            COM            H3698D419      255     6300 SH       Sole                6300
Nestle S.A.                    COM            H57312649     2455    41800 SH       Sole               41800
Roche Holding AG               COM            H69293217     1102     7500 SH       Sole                7500
Zurich Financial Services AG   COM            H9870Y105     2170     8350 SH       Sole                8350
Allianz SE                     COM            D03080112      734     6150 SH       Sole                6150
BNP Paribas                    COM            F1058Q238     2628    41150 SH       Sole               41150
Bayer AG                       COM            D0712D163     2168    29350 SH       Sole               29350
Eurocommercial Properties N.V. COM            N31065142      513    11100 SH       Sole               11100
GDF Suez                       COM            F42768105      548    15200 SH       Sole               15200
Muenchener Reuckver AG         COM            D55535104     1361     8950 SH       Sole                8950
Prysmian SPA                   COM            T7630L105     3167   185150 SH       Sole              185150
Siemens AG                     COM            D69671218     2725    21800 SH       Sole               21800
Vallourec S.A.                 COM            F95922104     1603    15200 SH       Sole               15200
BAE Systems PLC                COM            G06940103     1557   301400 SH       Sole              301400
Cable & Wireless PLC           COM            GB00B5KKT       93   121750 SH       Sole              121750
Royal Dutch Shell Class B      COM            G7690A118     2656    80200 SH       Sole               80200
Tesco PLC                      COM            G87621101     2653   398650 SH       Sole              398650
KT&G Corp. - LOCAL             COM            Y49904108      430     7545 SH       Sole                7545
Industrias Penoles S.A. de C.V COM            P55409141     2518    69000 SH       Sole               69000
Berjaya Sports Toto Berhad     COM            Y0849N107      918   628821 SH       Sole              628821